Accounts Receivable, Net	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Accounts receivable	30,533	35,549
Allowance for doubtful accounts	(293)	(291)
Accounts receivable, net	30,240	35,258

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for doubtful accounts was as follows:

	For the six months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of period	136	293
Additions for the period	152	-
Written off for the period	-	-
Foreign currency translation difference	5	(2)
Balance at the end of period	293	291

As of March 31, 2024 and September 30, 2024, the allowance for doubtful accounts amounted to RMB0.3 million. The Company determined that the collection of these customers’ receivable is not probable due to financial difficulties experienced by related customers.